Other Current Assets (Tables)	12 Months Ended
Jun. 30, 2020
Other Current Assets
Schedule of Other Assets (Current)
	2020 A$	2019 A$
Prepayments	95,820	159,844
Performance bond and deposits	2,025	53,456
Total current prepayments and other assets	97,845	213,300